Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Company's Liabilities on Recurring Basis	The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
September 30, 2023	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable Securities	1	$6,860,609	—	—
Warrant Liability-Private Placement Warrants	3	—	—	$428,000
December 31, 2022	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Marketable Securities	1	$44,688,320	—	—
Warrant Liability-Private Placement Warrants	3	—	—	$356,666
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.
December 31, 2022	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable Securities	1	$44,688,320	—	—
Warrant Liability-Private Placement Warrants	3	—	—	$356,666
December 31, 2021	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable Securities	1	$101,501,875	—	—
Warrant Liability-Private Placement Warrants	3	—	—	$2,354,000

Schedule of Level 3 Fair Value Measurements	The following table provides quantitative information regarding Level 3 fair value measurements at September 30, 2023 and December 31, 2022.
	September 30, 2023	December 31, 2022
Stock Price	$10.73	$10.22
Exercise Price	$11.50	$11.50
Term (years)	1.32	2.91
Volatility	1.2%	0.20%
Risk Free Rate	5.32%	4.24%
Dividend Yield	0.00%	0.00%
The following table provides quantitative information regarding Level 3 fair value measurements on at December 31, 2022.
	December 31, 2022	December 31, 2021
Stock Price	$10.22	$9.87
Exercise Price	$11.5	$11.5
Term (years)	2.91	6
Volatility	0.2%	8%
Risk Free Rate	4.24%	1.35%
Dividend Yield	0%	0%

Schedule of Changes in Fair Value of Level 3 Warrant Liabilities	The following table presents the changes in the fair value of Level 3 warrant liabilities:
Private Placement Warrants
Fair value as of October 19, 2021 (IPO)	$9,986,666
Change in fair value	(7,632,666)
Fair value as of December 31, 2021	2,354,000
Change in fair value	(1,997,334)
Fair value as of December 31, 2022	$356,666

Schedule of Changes in Fair Value of Level 3 Warrant Liabilities	The following table presents the changes in the fair value of Level 3 warrant liabilities:
Private Placement Warrants
Fair value as of December 31, 2022	$356,666
Change in fair value	71,334
Fair value as of March 31, 2023	428,000
Change in fair value	(142,667)
Fair value as of June 30, 2023	$285,533
Change in fair value	142,667
Fair value as of September 30, 2023	$428,000